Tax Payable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Uncertain tax position (Note 19)	¥ 41,100		¥ 41,100
Withholding individual income tax	36,226		33,153
Value added tax	1		87
Total	¥ 77,327	$ 11,851	¥ 74,340